Taxes (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful account	$ 379,566	$ 34,003
Net operating loss carryforward	2,258,401	579,108
Long-lived assets impairment	560,604
Deferred tax assets	3,198,571	613,111
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(22,917)
Capitalized development costs	(724,353)	(545,253)
Change in valuation allowance	(2,533,293)
Deferred tax assets (liabilities), net	(81,992)	67,938
Noncurrent deferred tax assets		389,893
Noncurrent deferred tax liabilities	(81,992)	(322,035)
Deferred tax (liabilities) assets, net	$ (81,992)	$ 67,858